DK INVESTORS, INC.
                ________________________________

                       1999 ANNUAL REPORT
                ________________________________
                       DK INVESTORS, INC.
                205 Lexington Avenue, 16th Floor
                    New York, New York 10016
                         (212) 779-4233

DK INVESTORS, INC.
205 Lexington Avenue, 16th Floor
New York, New York 10016
(212) 779-4233

To Our Shareholders:

1999 was a year of turmoil in the financial markets. The stock market was up and then down, up again and down again. The bond market was on a similar roller coaster. It seemed that each week new rumors, Fed disclosures, employment figures, etc. changed the complexion of both the equity and fixed income markets.

I can happily report that the per share price of our DK Investors stock closed 1999 at a price of $9.50. I also report to you that, even though bond interest rates are way down, we have been able, through the efforts of our investment advisor and your board of directors, to earn enough to pay federally tax exempt dividends of 59 cents per share during 1999. This was accomplished not only through prudent investments, but also by keeping our expenses down to less than 1% of DK's average net assets.

In 1999, DK Investors, Inc., earned income of $824,104, resulting in net investment income of $681,854. The year 2000 appears to be another year of unsettled markets. What will the Fed do? Will the stock market turn sour, or consumer confidence in the economy wane, thereby causing a flight of money to fixed income securities? The possibilities are myriad. However, I can assure you that your board of directors, in concert with our investment advisor, will continue its diligent efforts to support the stock of DK Investors, Inc., as well as to earn the maximum annual income on our investments consistent with the parameters set forth in the 1978 prospectus. We believe that quality will eventually carry the day.

Our annual meeting will be held on May 10, 2000, at the office of the company. I welcome the attendance of any shareholder who wishes to attend.

                                             Sincerely,


                                             Gene Nadler

FINANCIAL STATEMENTS

DECEMBER 31, 1999

To the Shareholders and Board of Directors DK Investors Inc.

We have examined the statements of assets and liabilities of DK Investors Inc. including the portfolio of investments as of December 31, 1999 and 1998 and the related statements of operations and changes in net assets for the years then ended and supplementary information for the five years then ended. Our examination was made in accordance with generally accepted auditing standards, and accordingly included such tests of the accounting records and such other auditing procedures as we considered necessary in the circumstances, including confirmation of securities owned at December 31, 1999 by correspondence with the custodian.

In our opinion, the financial statements referred to above present fairly the net assets of DK Investors Inc. at December 31, 1999 and 1998 and the results of its operations and the changes in its net assets for the years then ended, in conformity with generally accepted accounting principles applied on a consistent basis. Also, in our opinion, the supplementary information for the five years ended December 31, 1999 is fairly stated in all respects material in relation to the financial statements taken as a whole.


CUMMINGS & CARROLL, P.C.
Certified Public Accountants


February 18, 2000
Great Neck, New York

DK INVESTORS INC.

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31,

ASSETS
					 1999		 1998
                                         ------------    ------------
Investments in securities at market
  (identified cost - 1999 $14,908,198
  1998 $15,000,211)			 $ 14,668,143    $ 15,140,949
Accrued interest receivable		      264,479         291,785
Deferred charge				        3,163           6,445
Cash				                5,210          36,308
					 ------------	 ------------

Total Assets				 $ 14,940,995    $ 15,475,487
					 ============    ============

LIABILITIES

					 1999		 1998
                                         ------------    ------------
Payable for securities purchased         $     26,903    $          -
Accrued expenses                               20,283          21,804
Dividends payable
  (1999 - January 10, 2000
  1998 - January 11, 1999)                    164,600         176,350
                                         ------------    ------------

Total Liabilities                             211,786         198,154
                                         ------------    ------------
Net assets
  (equivalent to $12.53 and $12.99 per
  share respectively, based on
  1,175,664 shares capital stock
  outstanding)                           $ 14,729,209    $ 15,277,333
                                         ============    ============

See notes to financial statements.

DK INVESTORS INC.

INVESTMENT IN SECURITIES

DECEMBER 31, 1999
                                                                                        % OF
                                                                                        INVESTMENT
                              COUPON            PRINCIPAL    COST OR      MARKET        BASED
SECURITIES                    RATE    MATURITY  AMOUNT       BASIS        VALUE         ON M.V.
----------                    ------  --------  -----------  -----------  -----------   ----------
Garland TX Lt G.O.            8.000   2000          195,000      195,450      195,904     1.33%
Indiana Transp  Fin. Auth     6.900   2000          150,000      150,954      151,620     1.03%
Wisc.Pub Pwr Sys              7.000   2000          500,000      506,081      507,230     3.46%
Carson City Nev Sch Dist      7.700   2001          265,000      275,500      275,266     1.88%
Delaware Trans Auth           7.100   2001          200,000      206,025      206,454     1.41%

Harrison Cnty MS Sch Dist     7.000   2002           70,000       73,935       73,347     0.50%
NYS Environ.Fac Corp.         7.300   2002          500,000      513,493      516,530     3.52%
Lewisville TX Indpt Sch Dist  7.500   2002          300,000      322,224      320,574     2.18%
Hamilton Twp NJ Sch Dist      7.000   2002          260,000      278,332      277,126     1.89%
Lincoln, MI Cons Sch Dist     7.000   2003          325,000      353,905      347,548     2.37%

Rowlett, TX                   6.000   2004          170,000      179,971      177,439     1.21%
Gladstone MI Pub Sch          6.500   2005          100,000      111,123      107,407     0.73%
NYS Dorm Auth                 6.500   2005          250,000      272,196      265,765     1.81%
FL St Brd Mand SKG            7.500   2005           20,000       20,800       20,254     0.14%
Metro Pier and Expo           6.250   2005          100,000      110,559      106,120     0.72%

Metro Pier and Expo           6.500   2005          310,000      343,580      330,646     2.25%
Jackson Miss Pub Sch          6.250   2005          130,000      139,457      138,476     0.94%
NY Dorm Auth                  7.800   2005           50,000       52,432       51,410     0.35%
Port Seattle Wash Rev         7.300   2005          300,000      321,990      313,803     2.14%
NYS Dorm Auth Rev             6.500   2006          190,000      212,589      202,846     1.38%

Hawaii State                  7.000   2006          500,000      515,090      506,080     3.45%
Wisc St. Clean Wtr Rev        6.125   2006          350,000      388,854      371,312     2.53%
Ohio St. Bldg. Auth           6.000   2006          210,000      227,317      222,319     1.52%
Scottsdale, AZ G/O            6.500   2006          250,000      276,142      271,747     1.85%
NJ Waste Wtr Treatment        7.000   2007          200,000      232,498      224,762     1.53%

Tucson, AZ Wtr                6.750   2007          200,000      226,507      221,404     1.51%
Wichita, KS W&S               6.000   2007          600,000      648,462      638,304     4.35%
Chicago,IL Met Wtr Reclam     7.000   2008          100,000      112,194      112,006     0.76%
NYS Dorm Auth                 6.000   2008          240,000      266,601      249,000     1.70%
Intermountain Pwr UT          6.250   2008          300,000      322,415      322,272     2.20%

Las Vegas Valley Wtr          7.000   2008          225,000      241,995      233,224     1.59%
Brownville, TX Indpt Sch      7.250   2008          575,000      672,710      657,530     4.48%
Columbus Indiana Swr          7.250   2009          260,000      279,343      266,138     1.81%
Fort Bend Cnty Tx MunUtil     6.500   2009          375,000      419,540      410,385     2.80%
Pampa TX Wtr                  7.400   2009          100,000      106,866      102,191     0.70%

Clark Cnty Nev Sch Dist       7.000   2009          350,000      363,487      365,246     2.49%
Mississippi St G/O            5.750   2009          300,000      312,012      312,834     2.13%
SE TX Hosp fin Agy            7.500   2009           90,000       93,701       99,067     0.68%

DK INVESTORS INC.

INVESTMENT IN SECURITIES

DECEMBER 31, 1999
                                                                                       % OF
                                                                                       INVESTMENT
                              COUPON            PRINCIPAL    COST OR      MARKET       BASED
SECURITIES                    RATE    MATURITY  AMOUNT       BASIS        VALUE        ON M.V.
----------                    ------  --------  -----------  -----------  -----------  ----------
New Mexico Mtg Fin Auth       6.850   2010           25,000       25,282       25,196    0.17%
NV Hsg Dev                    7.550   2010          260,000      265,247      264,235    1.80%
NYS Mtg Ser NN                7.450   2010          250,000      255,989      255,243    1.74%
RI Hsg & Mtg                  7.700   2010          500,000      513,993      506,520    3.45%
Kenosha, Wisc Wtwks           7.000   2011          350,000      382,029      368,893    2.51%

Austin TX Util Sys            6.750   2012          100,000      104,357      104,817    0.75%
Birmingham ALA UT             6.600   2012          275,000      282,906      289,119    1.97%
Jonesboro, AR Indl Dev        6.500   2012          500,000      541,751      525,315    3.58%
Arkansas St. Dev. Fin.        7.000   2014          500,000      537,001      521,780    3.56%
Missouri St. Environmental    6.875   2014          110,000      120,585      115,936    0.79%

Indiana Mun Pwr               7.100   2015          100,000      106,636      102,000    0.70%
Missouri St Env Auth          7.200   2016          200,000      216,322      217,612    1.48%
Austin Comb Util              8.000   2016          125,000      139,049      130,776    0.89%
Maine St HSG Auth             7.100   2016          200,000      197,620      205,264    1.40%

Wisconsin HSG & ECO           7.350   2017           65,000       65,188       65,235    0.44%
Wisconsin HSG & ECO           6.400   2017          350,000      346,500      354,277    2.41%
Michigan St. Hosp.            7.500   2018          175,000      192,611      184,347    1.26%
Richmond, VA                  6.250   2021          250,000      268,802      259,992    1.78%

                                                $13,945,000  $14,908,198  $14,668,143  100.00%

See notes to financial statements.

       DK INVESTORS INC.

STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31,

					  1999		 1998
                                          ---------      ---------
Income
------
Interest - municipal obligations
  (Less amortization of premiums
  1999 $140,094; 1998 $125,363)           $ 824,104      $ 888,234
                                          ---------      ---------

Expenses
--------
Investment advisory fee                      59,294         60,380
Shareholder servicing costs, including
  transfer agent and dividend disbursing
  agent fees and expense                      5,155          5,235
Reports to shareholders                       8,608          9,259
Legal fees                                   25,356         25,467
Auditing fees                                12,500         12,500
Directors fees                                7,800          7,500
Insurance                                    20,361         36,276
Miscellaneous                                 3,174          3,094
                                          ---------      ---------
                                            142,248        159,711
                                          ---------      ---------

Net investment income                     $ 681,856      $ 728,523
                                          =========      =========

Realized and Unrealized Gain (loss) on Investments
                                              1999         1998
                                              -----------  -----------
Realized gain (loss) from sale of securities
  (excluding short-term securities)

Proceeds from sales                           $4,015,401   $4,017,650
Cost of securities sold                        4,170,940    4,165,386
                                              -----------  -----------
Realized gain (loss)                            (155,539)    (147,736)
                                              -----------  -----------
Unrealized appreciation (depreciation
  of investments)

Beginning of period                              140,713       72,736
End of period                                   (240,055)     140,713
                                              -----------  -----------
Increase (decrease) in unrealized
  appreciation                                  (380,768)      67,977

Total Realized and Unrealized Gain (loss)
  on Investments                              $ (536,307)  $  (79,759)
</TABLES>

See notes to financial statements.

DK INVESTORS INC.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,
                                              1999         1998
                                              -----------  ------------
INVESTMENT ACTIVITIES

Net investment income                         $  681,856    $  728,523

Realized and unrealized gain (loss) on
  investments                                   (536,307)     ( 79,759)

Distributions to shareholders                   (693,673)     (740,694)
                                              -----------  ------------

Increase (decrease) in net assets               (548,124)     ( 91,930)

NET ASSETS

Beginning of year                              15,277,333   15,369,263
                                              -----------  ------------
End of year                                   $14,729,209  $15,277,333

See notes to financial statements.

DK INVESTORS INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1999 AND 1998


Note 1 - Summary of Significant Accounting Policies

The Company is registered under the Investment Company Act of 1940 as a diversified, closed-end, management investment company. The significant accounting policies followed by the Company are summarized as follows:

a.  Security Valuation

Investments in securities were valued at the bid price by Chase Bank.

b.  Federal Income Taxes

The Company qualifies under Subchapter M of the Internal Revenue Code as a "regulated investment company" for federal income tax purposes, investing all of its assets in tax-exempt state and local obligations.
The Company intends to distribute all of its net investment income to its stockholders. The Company will be relieved of federal income taxes on such income, and dividends so distributed will be tax-free to shareholders.

c.  Income and Expense Recognition

Interest income and related expenses are recognized on the accrual basis. Amortization of bond premium calculated by the straight-line method is charged against interest income over the term of the bond.

d.  Other

As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold. Dividend income and distribution to shareholders are recorded on the ex-dividend date. Each expense accounting for 5 per cent of total expense is separately reported.


Note 2 - Purchases and Sales of Securities

During the year ended December 31, 1999, purchases and sales of securities other than short-term were $4,219,000 and $4,015,000, respectively.
During the year ended December 31, 1998, purchases and sales of securities other than short-term were $4,075,000 and $4,018,000, respectively.


Note 3 - Investment Advisory Fee

The Company's agreement with Chase Bank for investment management and advisory services calls for an annual fee of 4/10ths of 1% of the average portfolio value. The fee for 1999 amounted to $59,294.

Note 4 - Distributions

Distributions to shareholders for 1999 were $693,673 or $.5900 per share. Distributions include $681,267 or $.5794 on account of 1999 and $12,406 or $.0106 as a supplemental distribution for 1998. Undistributed income for 1999 is $589 or $.0005 per share.


Note 5 - Contingent Liabilities

In the opinion of management and outside counsel, there are no other significant legal or other matters pending.


Note 6 - Supplementary Information

Per share income and capital changes
(for a share outstanding throughout the period ended):

                               1999     1998     1997     1996     1995
                               -------  ------   -------  -------  -------

Investment income              $  .70   $  .76   $  .80   $  .81   $  .86
Expenses                          .12      .14      .14      .14      .14
                               -------  -------  -------  -------  -------

Net investment income             .58      .62      .66      .67      .72

Distribution to Shareholders    ( .59)   ( .63)   ( .66)   ( .65)   ( .73)

Net realized and unrealized
gain (loss) on investments      ( .46)   ( .07)   ( .10)   ( .20)     .32
                               -------  -------  -------  -------  -------

Net increase (decrease) in
asset value                    $( .47)  $( .08)  $( .10)  $( .18)  $  .31
                               =======  =======  =======  =======  =======

Net assets value per share at
end of year                    $12.53   $12.99   $13.07   $13.17   $13.35
                               =======  =======  =======  =======  =======

Ratio of expenses to average
net assets                        .94%    1.05%    1.08%    1.09%    1.06%

Ratio of net investment
income to average net assets     4.5%     4.7%     5.0%     5.1%     5.3%

Portfolio turnover              26.8%    27.0%    29.9%    16.1%    23.9%

Number of shares outstanding during the entire period was 1,175,664.

DK INVESTORS, INC.

OFFICES:        205 Lexington Avenue, 16th Floor
                New York, New York 10016
                (212) 779-4233

OFFICERS:       Gene Nadler             President
                Andrew Brucker, Esq.    Vice President
                Harry Nadler            Secretary

DIRECTORS:      Gene Nadler             Chairman
                Harry Nadler
                Thomas B. Schulhof
                Angelo J. Balafas
                Joseph Kell
                Andrew Brucker, Esq.
                Francine Yellon

LEGAL COUNSEL:  POMERANZ GOTTLIEB & MUSHKIN, LLC
                205 Lexington Avenue, 16th Floor
                New York, New York 10016

AUDITORS:       CUMMINGS & CARROLL, P.C.
                175 Great Neck Road
                Great Neck, New York 11021

INVESTMENT
  ADVISORS:     Chase Asset Management, Inc.
                Division of Chase Manhattan Bank
                1211 Avenue of the Americas
                New York, New York 10036

TRANSFER AGENT
 AND REGISTRAR: American Stock Transfer & Trust Co.
                40 Wall Street, 46th Floor
                New York, New York 10005

CUSTODIAN:      Chase Manhattan Bank (formerly Chemical Bank)

ANNUAL MEETING:
On May 10, 2000, a regular Annual Meeting of the Shareholders of the company will be held at 205 Lexington Avenue, 16th Floor, New York, New York.

REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, CLOSED END MANAGEMENT COMPANY. COPIES OF THE COMPANY'S ANNUAL REPORT FORM N-2 ARE AVAILABLE TO REGISTERED STOCKHOLDERS UPON WRITTEN
REQUEST TO THE SECRETARY AT THE ABOVE ADDRESS.